Components of Loss from Continuing Operations Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Luxembourg			$ (38,499)	$ 5,411	$ 61,930
Foreign			7,823	(100,394)	(127,699)
Income (loss) from continuing operations before income tax	$ (37,699)	$ (39,670)	$ (30,676)	$ (94,983)	$ (65,769)